Fair Value Measurements - Summary of Investments Measured at Fair Value (Detail) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ebp Fair Value Investment Nav [Line Items]
Investments Measured At Net Asset Value	$ 44,188,270	$ 15,148,553
Common Collective Trust [Member]
Ebp Fair Value Investment Nav [Line Items]
Investments Measured At Net Asset Value	$ 14,402,226	$ 15,148,553
EBP, Fair Value, Investment, NAV, Redemption, Description	Daily
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	30 days
EBP, Pooled Separate Account [Member]
Ebp Fair Value Investment Nav [Line Items]
Investments Measured At Net Asset Value	$ 29,786,044
EBP, Fair Value, Investment, NAV, Redemption, Description	Daily
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	30 days